RELATED PARTIES - Bank loans to customers, interbank loans due (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Less non-current portion	₽ (4,150)	₽ (612)
Bank loans due, related parties, current	1,677	2,244
MTS Bank
RELATED PARTIES
Total bank loans due, related parties	5,827	2,856
Less non-current portion	(4,150)	(612)
Bank loans due, related parties, current	1,677	2,244
MTS Bank | Etalon LenSpecCMU
RELATED PARTIES
Total bank loans due, related parties	1,982
MTS Bank | Sistema
RELATED PARTIES
Total bank loans due, related parties	1,440	254
MTS Bank | Kronshtadt
RELATED PARTIES
Total bank loans due, related parties	1,280	1,395
MTS Bank | Leader-Invest
RELATED PARTIES
Total bank loans due, related parties	895	612
MTS Bank | Binnopharm
RELATED PARTIES
Total bank loans due, related parties		412
MTS Bank | Sistema Finance
RELATED PARTIES
Total bank loans due, related parties		₽ 183
MTS Bank | Other related parties
RELATED PARTIES
Total bank loans due, related parties	₽ 230